Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001755101
Registrant Name	Applife Digital Solutions, Inc.
Form Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A